UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Templeton Global Smaller Companies Fund
Class A [TEMGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$142	1.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Global Smaller Companies Fund returned 17.05%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Templeton Global Smaller Companies Fund	PAGE 1	103-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	17.05	7.59	4.69
Class A (with sales charge)	10.58	6.39	4.09
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	103-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	103-ATSR-1024

Templeton Global Smaller Companies Fund
Class C [TESGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$223	2.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Global Smaller Companies Fund returned 16.15%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Templeton Global Smaller Companies Fund	PAGE 1	203-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	16.15	6.77	3.89
Class C (with sales charge)	15.15	6.77	3.89
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	203-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	203-ATSR-1024

Templeton Global Smaller Companies Fund
Class R6 [FBOGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$104	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Global Smaller Companies Fund returned 17.47%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Templeton Global Smaller Companies Fund	PAGE 1	313-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	17.47	7.99	5.09
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	313-ATSR-1024

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	313-ATSR-1024

Templeton Global Smaller Companies Fund
Advisor Class [TGSAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$115	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Global Smaller Companies Fund returned 17.43%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Templeton Global Smaller Companies Fund	PAGE 1	603-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	17.43	7.86	4.95
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	603-ATSR-1024

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	603-ATSR-1024

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $46,594 for the fiscal year ended August 31, 2024, and $43,485 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,000 for the fiscal year ended August 31, 2024, and $3,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $433 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47,804 for the fiscal year ended August 31, 2024 and $37,215 for the fiscal year ended August 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 reports and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $190,804 for the fiscal year ended August 31, 2024, and $110,648 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
Global Smaller
Companies Fund
Financial Statements and Other Important Information
Annual | August   31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 3
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.24 $12.67 $9.16 $8.66
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.09 0.05 0.06 0.04
Net realized and unrealized gains (losses) ........... 1.43 0.81 (3.30) 3.72 0.67
Total from investment operations .................... 1.50 0.90 (3.25) 3.78 0.71
Less distributions from:
Net investment income .......................... (0.10) (0.06) (0.03) (0.08) (0.09)
Net realized gains ............................. — (0.20) (1.15) (0.19) (0.12)
Total distributions ............................... (0.10) (0.26) (1.18) (0.27) (0.21)
Net asset value, end of year ....................... $10.28 $8.88 $8.24 $12.67 $9.16
Total return
c
................................... 17.05% 11.15% (27.76)% 41.91% 8.08%
Ratios to average net assets
Expenses
d
.................................... 1.31% 1.30% 1.31% 1.31% 1.38%
Net investment income ........................... 0.81% 1.06% 0.51% 0.55% 0.45%
Supplemental data
Net assets, end of year (000’s) ..................... $824,075 $794,020 $799,689 $1,203,490 $921,018
Portfolio turnover rate ............................ 11.95% 12.85% 13.80% 20.47% 16.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.21 $7.64 $11.88 $8.60 $8.15
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 0.02 (0.03) (0.02) (0.03)
Net realized and unrealized gains (losses) ........... 1.31 0.75 (3.06) 3.49 0.63
Total from investment operations .................... 1.32 0.77 (3.09) 3.47 0.60
Less distributions from:
Net investment income .......................... (0.02) — — (—)
c
(0.03)
Net realized gains ............................. — (0.20) (1.15) (0.19) (0.12)
Total distributions ............................... (0.02) (0.20) (1.15) (0.19) (0.15)
Net asset value, end of year ....................... $9.51 $8.21 $7.64 $11.88 $8.60
Total return
d
................................... 16.15% 10.25% (28.25)% 40.84% 7.25%
Ratios to average net assets
Expenses
e
.................................... 2.06% 2.06% 2.06% 2.06% 2.13%
Net investment income (loss) ...................... 0.06% 0.27% (0.28)% (0.23)% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,559 $4,875 $6,116 $11,344 $11,509
Portfolio turnover rate ............................ 11.95% 12.85% 13.80% 20.47% 16.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.94 $8.30 $12.74 $9.22 $8.69
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.12 0.09 0.10 0.07
Net realized and unrealized gains (losses) ........... 1.44 0.82 (3.32) 3.73 0.69
Total from investment operations .................... 1.55 0.94 (3.23) 3.83 0.76
Less distributions from:
Net investment income .......................... (0.14) (0.10) (0.06) (0.12) (0.11)
Net realized gains ............................. — (0.20) (1.15) (0.19) (0.12)
Total distributions ............................... (0.14) (0.30) (1.21) (0.31) (0.23)
Net asset value, end of year ....................... $10.35 $8.94 $8.30 $12.74 $9.22
Total return .................................... 17.47% 11.59% (27.49)% 42.37% 8.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.94% 0.96% 0.98% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.96%
c
0.93% 0.95% 0.97% 0.98%
Net investment income ........................... 1.17% 1.43% 0.88% 0.89% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $59,890 $75,063 $73,802 $104,097 $78,551
Portfolio turnover rate ............................ 11.95% 12.85% 13.80% 20.47% 16.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.95 $8.31 $12.76 $9.23 $8.71
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.11 0.08 0.09 0.06
Net realized and unrealized gains (losses) ........... 1.45 0.81 (3.33) 3.74 0.68
Total from investment operations .................... 1.55 0.92 (3.25) 3.83 0.74
Less distributions from:
Net investment income .......................... (0.13) (0.08) (0.05) (0.11) (0.10)
Net realized gains ............................. — (0.20) (1.15) (0.19) (0.12)
Total distributions ............................... (0.13) (0.28) (1.20) (0.30) (0.22)
Net asset value, end of year ....................... $10.37 $8.95 $8.31 $12.76 $9.23
Total return .................................... 17.43% 11.40% (27.59)% 42.27% 8.32%
Ratios to average net assets
Expenses
c
..................................... 1.06% 1.05% 1.06% 1.06% 1.13%
Net investment income ........................... 1.07% 1.31% 0.76% 0.80% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $44,421 $39,007 $40,999 $63,954 $47,466
Portfolio turnover rate ............................ 11.95% 12.85% 13.80% 20.47% 16.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments, August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 94.0%
Bahamas 1.8%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,088,226 $ 17,270,147
Belgium 0.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 7,894,224
Brazil 0.9%
Camil Alimentos SA ............... Food Products 4,832,600 8,172,606
Canada 1.8%
Canaccord Genuity Group, Inc. ...... Capital Markets 982,700 6,103,365
Canadian Western Bank ........... Banks 274,724 10,492,371
16,595,736
China 1.2%
Haitian International Holdings Ltd. .... Machinery 2,001,000 5,590,474
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,810,791 5,829,206
11,419,680
Finland 1.3%
Huhtamaki OYJ .................. Containers & Packaging 288,328 11,811,146
France 0.7%
Kaufman & Broad SA ............. Household Durables 178,798 6,345,204
Germany 3.9%
a
Adesso SE ..................... IT Services 10,463 766,857
a
Gerresheimer AG ................ Life Sciences Tools & Services 93,726 10,746,767
a
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 8,252,060
Rational AG .................... Machinery 16,473 16,627,010
36,392,694
Hong Kong 2.2%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 15,325,232
VTech Holdings Ltd. .............. Communications Equipment 742,200 4,806,561
20,131,793
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 262,517 7,954,837
India 2.2%
CESC Ltd. ..................... Electric Utilities 2,784,368 6,456,585
Exide Industries Ltd. .............. Automobile Components 2,372,564 13,940,212
20,396,797
Israel 0.1%
Maytronics Ltd. .................. Household Durables 348,825 1,088,737
Italy 6.5%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 144,209 14,188,630
a,b
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 3,999,403
Interpump Group SpA ............. Machinery 323,981 14,303,543
Sanlorenzo SpA ................. Leisure Products 272,907 11,438,989
b
Technogym SpA , 144A , Reg S ...... Leisure Products 1,563,557 16,937,042
60,867,607
Japan 8.4%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 912,700 18,110,201
Bunka Shutter Co. Ltd. ............ Building Products 368,800 4,615,087

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
CKD Corp. ..................... Machinery 290,200 $ 5,927,508
Idec Corp. ...................... Electrical Equipment 221,500 4,088,982
IDOM, Inc. ..................... Specialty Retail 860,300 6,805,437
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 6,283,617
Morinaga & Co. Ltd. .............. Food Products 239,100 4,515,165
TechnoPro Holdings, Inc. .......... Professional Services 392,900 7,941,746
a,c
Timee, Inc. ..................... Professional Services 224,900 3,141,538
Tsumura & Co. .................. Pharmaceuticals 616,800 17,074,260
78,503,541
Mexico 0.3%
b,c
Grupo Traxion SAB de CV , A , 144A ,
Reg S ....................... Ground Transportation 2,416,977 2,492,172
Netherlands 1.5%
SBM Offshore NV ................ Energy Equipment & Services 742,447 14,038,163
New Zealand 0.4%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 544,942 3,892,562
Singapore 0.3%
Digital Core REIT Management Pte. Ltd. Specialized REITs 4,708,100 2,876,361
South Korea 1.3%
BNK Financial Group, Inc. .......... Banks 871,410 6,628,234
DGB Financial Group, Inc. .......... Banks 805,029 5,048,723
11,676,957
Sweden 2.3%
b
Dometic Group AB , 144A .......... Automobile Components 1,263,517 8,603,958
b
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 12,584,458
21,188,416
Switzerland 5.8%
Bucher Industries AG ............. Machinery 31,309 13,180,881
Logitech International SA .......... Technology Hardware, Storage & Peripherals 120,892 11,002,381
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 70,626 10,799,717
Siegfried Holding AG .............. Life Sciences Tools & Services 14,455 19,071,139
54,054,118
Taiwan 3.1%
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 2,678,000 10,162,566
Merida Industry Co. Ltd. ........... Leisure Products 1,175,000 8,858,910
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 5,702,689
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 4,635,746
29,359,911
Thailand 0.2%
TOA Paint Thailand PCL ........... Chemicals 3,115,700 1,649,003
TOA Paint Thailand PCL , NVDR ..... Chemicals 605,600 320,518
1,969,521
United Kingdom 5.6%
Fevertree Drinks plc .............. Beverages 578,770 6,791,740
Greggs plc ..................... Hotels, Restaurants & Leisure 294,404 12,311,111
Man Group plc .................. Capital Markets 4,037,121 11,891,552
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 199,594 6,016,039

Templeton Global Smaller Companies Fund
Schedule of Investments
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The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Persimmon plc .................. Household Durables 298,433 $ 6,466,214
Savills plc ...................... Real Estate Management & Development 370,962 5,719,762
b,c
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 3,086,337
52,282,755
United States 40.5%
Academy Sports & Outdoors, Inc. .... Specialty Retail 66,392 3,683,428
c
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 60,218 4,933,661
Advanced Drainage Systems, Inc. .... Building Products 35,645 5,587,710
Alamo Group, Inc. ................ Machinery 81,215 15,057,261
c
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 227,405 5,507,749
Brunswick Corp. ................. Leisure Products 48,682 3,848,312
a
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 165,319 13,346,203
Crown Holdings, Inc. .............. Containers & Packaging 58,954 5,330,031
c
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 7,888 7,566,879
c
Freshpet, Inc. ................... Food Products 136,613 18,579,368
c
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 234,565 2,554,413
Hillenbrand, Inc. ................. Machinery 306,925 10,116,248
Huntington Bancshares, Inc. ........ Banks 1,083,647 16,222,196
c
ICON plc ....................... Life Sciences Tools & Services 39,972 12,873,382
a,c
Integer Holdings Corp. ............ Health Care Equipment & Supplies 142,348 18,515,204
Janus Henderson Group plc ........ Capital Markets 333,825 12,555,158
John Bean Technologies Corp. ...... Machinery 104,783 9,413,705
c
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 54,890 14,009,575
c
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 11,082,398
Lancaster Colony Corp. ............ Food Products 47,843 8,169,671
LCI Industries ................... Automobile Components 67,839 7,994,148
c
Leonardo DRS, Inc. .............. Aerospace & Defense 454,268 12,964,809
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 6,419,743
c
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 6,749,895
Lithia Motors, Inc. , A .............. Specialty Retail 19,963 6,010,460
ManpowerGroup, Inc. ............. Professional Services 119,814 8,856,651
a
MGP Ingredients, Inc. ............. Beverages 137,900 12,354,461
c
Middleby Corp. (The) ............. Machinery 45,537 6,403,413
Miller Industries, Inc. .............. Machinery 194,869 11,830,497
c
NCR Atleos Corp. ................ Financial Services 254,946 7,294,005
a,c
NCR Voyix Corp. ................. Software 509,893 6,878,457
a
Patrick Industries, Inc. ............. Automobile Components 84,601 10,932,141
Sealed Air Corp. ................. Containers & Packaging 243,467 8,509,172
c
Skechers USA, Inc. , A ............. Textiles, Apparel & Luxury Goods 80,592 5,518,940
c
Sonos, Inc. ..................... Household Durables 579,824 7,091,248
c
Texas Capital Bancshares, Inc. ...... Banks 176,282 11,849,676
TriMas Corp. .................... Containers & Packaging 565,191 14,418,022
TrustCo Bank Corp. .............. Banks 441,870 15,394,751
Voya Financial, Inc. ............... Financial Services 106,845 7,567,831
Winnebago Industries, Inc. ......... Automobiles 66,549 3,970,313
377,961,185
Total Common Stocks (Cost $ 563,595,062 ) .....................................
876,636,870

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Units a Value
a a a a a a
Limited Partnerships 1.5%
United States 1.5%
AllianceBernstein Holding LP ....... Capital Markets 404,165 $ 13,919,443
Total Limited Partnerships (Cost $ 5,247,111 ) ....................................
13,919,443
Total Long Term Investments (Cost $ 568,842,173 ) ...............................
890,556,313
Short Term Investments 3.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.7%
United States 3.7%
d
FHLB , 9/03/24 .................. 34,600,000 34,580,393
Total U.S. Government and Agency Securities (Cost $ 34,590,043 ) .................
34,580,393
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.982% ......... 210,176 210,176
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 210,176 ) ...................................................................
210,176
a a a a a
Total Short Term Investments (Cost $ 34,800,219 ) ................................
34,790,569
a a a
Total Investments (Cost $ 603,642,392 ) 99.2% ...................................
$925,346,882
Other Assets, less Liabilities 0.8% .............................................
7,598,138
Net Assets 100.0% ...........................................................
$932,945,020
a a a
See Abbreviations on page 23 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at August 31, 2024. See Note 1(c).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $58,503,087, representing 6.3% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $603,432,216
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 210,176
Value - Unaffiliated issuers (Includes securities loaned of $ 43,508,419 ) ................................. $925,136,706
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 210,176
Cash .................................................................................... 3,225,285
Receivables:
Investment securities sold ................................................................... 3,870,427
Capital shares sold ........................................................................ 90,580
Dividends ............................................................................... 2,161,299
European Union tax reclaims (Note 1 d ) ......................................................... 236,435
Total assets .......................................................................... 934,930,908
Liabilities:
Payables:
Investment securities purchased .............................................................. 83,769
Capital shares redeemed ................................................................... 429,419
Management fees ......................................................................... 672,721
Distribution fees .......................................................................... 172,514
Transfer agent fees ........................................................................ 200,777
Trustees' fees and expenses ................................................................. 695
Payable upon return of securities loaned (Note 1 c ) .................................................. 210,176
Deferred tax ............................................................................... 31,416
Accrued expenses and other liabilities ........................................................... 184,401
Total liabilities ......................................................................... 1,985,888
Net assets, at value ................................................................. $932,945,020
Net assets consist of:
Paid-in capital ............................................................................. $597,937,163
Total distributable earnings (losses) ............................................................. 335,007,857
Net assets, at value ................................................................. $932,945,020

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $824,075,068
Shares outstanding ........................................................................ 80,173,142
Net asset value per share
a ,b
.................................................................. $10.28
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $10.88
Class C:
Net assets, at value ....................................................................... $4,558,601
Shares outstanding ........................................................................ 479,221
Net asset value and maximum offering price per share
a ,b
............................................ $9.51
Class R6:
Net assets, at value ....................................................................... $59,890,453
Shares outstanding ........................................................................ 5,786,173
Net asset value and maximum offering price per share
b
............................................. $10.35
Advisor Class:
Net assets, at value ....................................................................... $44,420,898
Shares outstanding ........................................................................ 4,284,739
Net asset value and maximum offering price per share
b
............................................. $10.37
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $1,330,536)
Unaffiliated issuers ........................................................................ $16,610,512
Interest:
Unaffiliated issuers ........................................................................ 1,977,267
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (53,637)
Non-controlled affiliates (Note 3 f ) ............................................................. 136,055
Other income (Note 1 d ) ...................................................................... 64,365
Total investment income ................................................................... 18,734,562
Expenses:
Management fees (Note 3 a ) ................................................................... 7,780,377
Distribution fees: (Note 3c )
Class A ................................................................................ 1,951,564
Class C ................................................................................ 45,405
Transfer agent fees: (Note 3e )
Class A ................................................................................ 1,025,886
Class C ................................................................................ 5,960
Class R6 ............................................................................... 18,936
Advisor Class ............................................................................ 52,384
Custodian fees ............................................................................ 51,458
Reports to shareholders fees .................................................................. 85,884
Registration and filing fees .................................................................... 77,736
Professional fees ........................................................................... 80,037
Trustees' fees and expenses .................................................................. 102,553
Other .................................................................................... 5,573
Total expenses ......................................................................... 11,283,753
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (8,970)
Net expenses ......................................................................... 11,274,783
Net investment income ................................................................ 7,459,779
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 42,966,464
Foreign currency transactions ................................................................ (212,236)
Net realized gain (loss) .................................................................. 42,754,228
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 88,706,268
Translation of other assets and liabilities denominated in foreign currencies .............................. 260,763
Change in deferred taxes on unrealized appreciation ............................................... (31,416)
Net change in unrealized appreciation (depreciation) ............................................ 88,935,615
Net realized and unrealized gain (loss) ............................................................ 131,689,843
Net increase (decrease) in net assets resulting from operations .......................................... $139,149,622

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,459,779 $9,994,088
Net realized gain (loss) ................................................. 42,754,228 (34,346,612)
Net change in unrealized appreciation (depreciation) ........................... 88,935,615 120,246,134
Net increase (decrease) in net assets resulting from operations ................ 139,149,622 95,893,610
Distributions to shareholders:
Class A ............................................................. (8,811,026) (24,014,783)
Class C ............................................................. (12,532) (146,098)
Class R6 ............................................................ (838,117) (2,578,482)
Advisor Class ........................................................ (536,300) (1,292,389)
Total distributions to shareholders .......................................... (10,197,975) (28,031,752)
Capital share transactions: (Note 2 )
Class A ............................................................. (85,220,726) (64,806,697)
Class C ............................................................. (970,441) (1,630,286)
Class R6 ............................................................ (22,162,847) (4,350,188)
Advisor Class ........................................................ (616,923) (4,716,744)
Total capital share transactions ............................................ (108,970,937) (75,503,915)
Net increase (decrease) in net assets ................................... 19,980,710 (7,642,057)
Net assets:
Beginning of year ....................................................... 912,964,310 920,606,367
End of year ........................................................... $932,945,020 $912,964,310

Templeton Global Smaller Companies Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

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between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2024, the Fund held $44,867,016 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements

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Annual Report
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)
and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

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Notes to Financial Statements

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Annual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,009,931 $27,773,235 4,549,946 $38,550,465
Shares issued in reinvestment of distributions .......... 909,358 8,375,186 2,815,556 23,045,020
Shares redeemed ............................... (13,196,145) (121,369,147) (14,952,591) (126,402,182)
Net increase (decrease) .......................... (9,276,856) $(85,220,726) (7,587,089) $(64,806,697)
Class C Shares:
Shares sold ................................... 63,061 $539,602 134,459 $1,049,583
Shares issued in reinvestment of distributions .......... 1,459 12,503 19,221 145,887
Shares redeemed
a
.............................. (179,253) (1,522,546) (360,489) (2,825,756)
Net increase (decrease) .......................... (114,733) $(970,441) (206,809) $(1,630,286)
Class R6 Shares:
Shares sold ................................... 873,607 $8,022,927 1,257,472 $10,656,433
Shares issued in reinvestment of distributions .......... 89,838 830,997 237,526 1,955,313
Shares redeemed ............................... (3,575,465) (31,016,771) (1,984,060) (16,961,934)
Net increase (decrease) .......................... (2,612,020) $(22,162,847) (489,062) $(4,350,188)
Advisor Class Shares:
Shares sold ................................... 772,613 $7,232,737 452,420 $3,874,201
Shares issued in reinvestment of distributions .......... 55,555 515,554 152,200 1,254,838
Shares redeemed ............................... (900,710) (8,365,214) (1,178,653) (9,845,783)
Net increase (decrease) .......................... (72,542) $(616,923) (574,033) $(4,716,744)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2024, the gross effective investment management fee rate was 0.881% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$248,043 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,024
CDSC retained .............................................................................. $1,392
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended August 31, 2024, the
Fund utilized $36,099,386 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and pass-through entity income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.982% $— $148,027,844 $(147,817,668) $— $— $210,176 210,176 $136,055
Total Affiliated Securities ... $— $148,027,844 $(147,817,668) $— $— $210,176 $136,055
2024 2023
Distributions paid from:
Ordinary income .......................................................... $10,197,975 $6,840,920
Long term capital gain ...................................................... — 21,190,832
$10,197,975 $28,031,752
Cost of investments .......................................................................... $603,864,642
Unrealized appreciation ........................................................................ $359,459,758
Unrealized depreciation ........................................................................ (37,977,518)
Net unrealized appreciation (depreciation) .......................................................... $321,482,240
Distributable earnings:
Undistributed ordinary income ................................................................... $8,852,402
Undistributed long term capital gains .............................................................. $4,270,084
Total distributable earnings ..................................................................... $13,122,486
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, aggregated
$101,014,428 and $212,525,708, respectively.
At August 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$210,176 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 17,270,147 $ — $ — $ 17,270,147
Belgium .............................. — 7,894,224 — 7,894,224
Brazil ................................ 8,172,606 — — 8,172,606
Canada .............................. 16,595,736 — — 16,595,736
China ............................... — 11,419,680 — 11,419,680
Finland .............................. 11,811,146 — — 11,811,146
France ............................... — 6,345,204 — 6,345,204
Germany ............................. — 36,392,694 — 36,392,694
Hong Kong ........................... — 20,131,793 — 20,131,793
Hungary ............................. 7,954,837 — — 7,954,837
India ................................ — 20,396,797 — 20,396,797
Israel ................................ — 1,088,737 — 1,088,737
Italy ................................. 3,999,403 56,868,204 — 60,867,607
Japan ............................... 3,141,538 75,362,003 — 78,503,541
Mexico .............................. 2,492,172 — — 2,492,172
Netherlands ........................... — 14,038,163 — 14,038,163
New Zealand .......................... — 3,892,562 — 3,892,562
Singapore ............................ — 2,876,361 — 2,876,361
South Korea .......................... — 11,676,957 — 11,676,957
Sweden .............................. — 21,188,416 — 21,188,416
Switzerland ........................... 21,802,098 32,252,020 — 54,054,118
Taiwan ............................... — 29,359,911 — 29,359,911
Thailand ............................. 1,969,521 — — 1,969,521
United Kingdom ........................ 30,838,652 21,444,103 — 52,282,755
United States .......................... 377,961,185 — — 377,961,185
Limited Partnerships ...................... 13,919,443 — — 13,919,443
Short Term Investments ................... 210,176 34,580,393 — 34,790,569
Total Investments in Securities ........... $518,138,660 $407,208,222
a
$— $925,346,882
a
Includes foreign securities valued at $372,627,829, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton Global Smaller Companies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Smaller Companies Fund (the "Fund") as of August 31, 2024, the related statement of operations for the year ended
August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2024:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $4,058,553
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,133,596
Section 163(j) Interest Earned §163(j) $917,642
Amount Reported
Foreign Taxes Paid $1,078,860
Foreign Source Income Earned $5,742,415

Templeton Global Smaller Companies Fund

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Annual Report
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Templeton Investment Counsel,
LLC (TICL) and the Fund and the investment sub-advisory agreement between TICL and Franklin Templeton Investments
Corp. (Sub-Adviser), an affiliate of TICL, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. TICL and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Global Smaller Companies Fund

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Annual Report
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional global small-/mid-cap funds. The
Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance
Universe, but for the one-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the performance of the Fund with management and management explained that the Performance Universe for the Fund was not directly comparable to the Fund as the Performance Universe is not comprised solely of small-capitalization funds, but also includes funds with larger market capitalizations. Management also explained that the Fund is limited to purchasing securities with market capitalizations that do not exceed the lesser of (i) the highest float-adjusted market capitalization in the
Fund’s benchmark, or (ii) $8 billion, at the time of purchase, whereas other funds in the Performance Universe can purchase securities with higher market capitalizations. Management further explained that particular sectors (such as materials, financials, energy, consumer discretionary, industrials and information technology) and overall stock selection contributed to the Fund’s relative underperformance, as well as the Fund’s underweight position to US stocks which led market returns in

Templeton Global Smaller Companies Fund

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Annual Report
recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, noting the enhancements made to portfolio management team resources. The Board noted that the Fund’s annualized total return was positive for all periods with a return of 16.64% (although below the median)
for the one-year period. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class A, No
Load Class and Investor Class shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 14 other global small-/mid-cap funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board noted
that the Fund’s Sub-Adviser is paid by TICL out of the management fee TICL receives from the Fund and that the allocation of the fee between TICL and the Sub-Adviser reflected the services provided by each to the Fund. The Board concluded that the
Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Managers and their affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Templeton Global Smaller Companies Fund

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Annual Report
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

30-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024